Financial Income and Costs - Summary of Details of Financial Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Income [line items]
Interest expenses	₩ 374,665	₩ 356,345	₩ 293,854
Loss on foreign currency transactions	49,308	34,281	81,171
Loss on foreign currency translation	426,842	95,730	200,109
Loss on derivative transactions	10,651	417	24,331
Loss on valuation of derivatives	3,793	6,598	21,601
Loss on valuation of financial instruments	112,154	55,049	65,660
Others	9,413	2,282	485
Total	994,781	568,682	749,908
Loans and receivables [member]
Disclosure Of Finance Income [line items]
Loss on disposal of trade receivables	₩ 7,955	₩ 17,980	₩ 62,697